Disclosure on Individual Items of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region	The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile:
Revenue by region
kEUR	2024	2023	2022
Germany	83,662	77,449	19,538
Ireland	11,577	8,050	1,223
United States of America	5,623	4,971	731
Greece	2,503	-	-
Netherlands	2,395	4,770	872
Austria	1,310	1,389	-
France	1,205	6	201
Switzerland	422	1,462	1,628
Belgium	394	18	141
Sweden	392	8,688	207
Spain	144	143	1,071
Rest of the world	386	438	818
Total	110,013	107,384	26,430

Schedule of Revenue from Contracts with Customers Disaggregated by Major Products

The following table presents the revenue from contracts with customers disaggregated by major products by different revenue streams:

Products by different revenue streams
kEUR	2024	2023	2022
Charging	102,533	89,323	19,506
Commercial and industrial	1,677	15,788	4,463
Service	5,603	2,004	1,774
Residential	-	41	287
Other	200	227	400
Total	110,013	107,384	26,430

Schedule of Contract Assets and Contract Liabilities from Contracts with Customers

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Receivables, which are included in ‘Trade and other receivables’	9,900	15,285
Contract assets	40	-
Contract liabilities	7,074	7,519

Schedule of Increase in Cash Received Excluding Amounts Recognized

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities	7,074	7,519
Revenue recognized that was included in the contract liability balance at the beginning of the period	446	17,997
Increases due to cash received, excluding amounts recognized at the beginning of the period	432	1,795

Schedule of Cost of Goods Sold

Cost of goods sold include the following:

kEUR	2024	2023	2022
Cost of materials	72,568	95,007	23,554
Personnel expenses	10,714	9,623	3,388
Depreciation and amortization	5,711	4,082	3,517
Other expenses	1,593	1,558	445
Total	90,585	110,270	30,904
kEUR	2024	2023	2022
Personnel expenses	6,695	1,083	182
Material expenses	66	153	344
Depreciation and amortization	317	247	168
External development service provider	1,335	607	231
Other expenses	559	743	776
Total	8,971	2,832	1,701

Schedule of Selling General and Administrative Expenses

Selling, general and administrative expenses include the following:

kEUR	2024	2023	2022
Personnel expenses	11,506	10,243	14,359
Legal and consulting fees	5,114	4,984	3,779
Administration fee	3,466	2,741	3,412
Marketing costs	1,222	1,554	1,925
Insurance expenses	2,839	1,774	2,365
Depreciation and amortization	671	522	631
Other expenses	6,770	6,005	4,847
Total	31,588	27,823	31,321

Schedule of Other Operating Income

Other operating income includes the following:

kEUR	2024	2023	2022
Income from reversal of provisions	12,350	101	913
Exchange rate gains	1,322	139	-
Income from subsequent payments	64	39	408
Income from compensation	6	120	1,016
Other	788	268	47
Total	14,530	667	2,383

Schedule of Other Operating Expense

Other operating expense includes the following:

kEUR	2024	2023	2022
Exchange rate losses	1,436	1,200	1,007
Provisions for onerous contracts	162	10,973	-
Warranties	23	-461	-
Other expenses	328	43	76
Total	1,949	11,755	1,084

Schedule of Finance Income and Finance Costs Recognized in Profit or Loss

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2024	2023	2022
Finance income from remeasurement of warrant liabilities	-	-	10,329
Foreign currency gains	-	3	9,928
Income from other interest and similar income	24	187	259
Finance income	24	190	20,515
Finance expense from remeasurement of warrant liabilities	-62,170	-10,859	-
Interest expense from shareholder loans	-16,106	-2,784	-
Loss from extinguishment of loan	-3,725	-	-
Foreign currency losses	-6,660	-	-
Interest expense from leasing	-156	-153	-122
Interest expense from guarantee commissions	-10	-67	-246
Other interest expense	-56	-23	-59
Finance expenses	-88,883	-13,886	-427
Net finance result	-88,858	-13,697	20,089

Schedule of Current and Deferred Taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in other comprehensive income.

kEUR	2024	2023	2022
Current year	-16	88	-190
Current tax expense	-16	88	-190
Origination and reversal of temporary differences	-946	4,378	-3,453
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	471	-1,325	1,071
Deferred tax (expense) income	-475	3,053	-2,382
Total	-491	3,141	-2,572

Schedule of Reconciliation of the Effective Tax Rate

The effective tax rate of 29.83% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 14.01%.

kEUR	2024	2023	2022
Profit (loss) before tax	-97,467	-58,221	-16,335
Tax using the applicable tax rate	29,074	17,161	4,815
Tax effect of:
Difference in tax rates	-4,974	-1,348	-525
Non-deductible expenses	-287	-585	-130
Non-taxable income	207	1,291	344
Additions for tax purposes	-	362	-84
Non-recognition of deferred tax on loss carry forward and temporary differences	-2,728	-10,594	-6,738
True up on deferred taxes from prior year	700	-18	527
Permanent differences	-22,483	-3,130	-795
Others	-	2	14
Taxes on income	-491	3,141	-2,572

Schedule of Deferred Tax Assets Recognized for Tax Loss Carryforwards

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2024	Expiration	Dec. 31, 2023	Expiration	Dec. 31, 2022	Expiration
Germany
thereof corporation tax	114,590	Non-expiring	114,803	Non-expiring	83,969	Non-expiring
thereof trade tax	108,689	Non-expiring	112,540	Non-expiring	83,344	Non-expiring
USA	20,330	Non-expiring	16,281	Non-expiring	656	Non-expiring
Ireland*)	10,658	Non-expiring	4,616	Non-expiring	7,695	Non-expiring

*)	Amount relates to management expenses that can be set-off against future profits

Schedule of Deferred Tax Balances Developed

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2024	DTA	DTL	Dec. 31, 2023
Intangible assets	-	6,060	-6,060	-	7,308	-7,308
Right-of-use assets	-	928	-928	-	953	-953
Inventories	329	-	329	506	1,539	-1,033
Contract assets	-	12	-12	-	-	-
Trade and other receivables	90	-	90	41	4	36
Financial liabilities	650	-	650	-	-	-
Lease liabilities	987	-	987	996	-	996
Trade and other payables	110	-	110	-	7	-7
Contract liabilities	144	-	144	1,425	-	1,425
Other provisions	48	28	20	3,234	114	3,120
Tax loss carryforwards	3,006	-	3,006	2,535	-	2,535
Netting	-5,358	-5,358	-	-8,735	-8,735	-
Total	6	1,670	-1,664	-	1,189	-1,189

Schedule of Earnings Per Share
Earnings per share	2024	2023	2022
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-97,958	-55,081	-18,906

Weighted average number of ordinary shares outstanding (in k units) (basic and diluted)	51,224	48,919	48,809
Potential effects of dilution from:
RSU	357	288	196
NQSO	464	-	-
Warrants	5,680	-	-
Weighted average number of ordinary shares outstanding (in k units)	57,724	49,208	49,005
Basic loss per share (€)	-1.91	-1.13	-0.39
Diluted loss per share (€)	-1.91	-1.13	-0.39

Schedule of Development of Intangible Assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2023	27,207	516	27,722
Additions	5,404	189	5,593
As of Dec. 31, 2023	32,610	705	33,315
Additions	344	101	445
Disposals	-692	-	-692
As of Dec. 31, 2024	32,261	806	33,067

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2023	-5,355	-309	-5,664
Additions	-2,463	-148	-2,611
As of Dec. 31, 2023	-7,818	-457	-8,274
Additions	-4,111	-153	-4,264
As of Dec. 31, 2024	-11,928	-610	-12,538

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2023	21,852	207	22,059
As of Dec. 31, 2023	24,793	248	25,041
As of Dec. 31, 2024	20,333	196	20,529

Schedule of Development of Right of Use Assets

The development of right-of-use assets is shown below:

kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2023	3,134	232	3,366
Amortization charge for the year	-816	-133	-949
Additions to right-of-use assets	702	169	871
Effect of movements in exchange rates	-	-3	-3
As of Dec. 31, 2023	3,020	265	3,286
Amortization charge for the year	-848	-208	-1,056
Additions to right-of-use assets	552	484	1,036
Effect of movements in exchange rates	3	5	8
As of Dec. 31, 2024	2,727	546	3,273

Schedule of Recognized Amount

The amounts recognized in profit or loss except for amortization are shown below:

kEUR	2024	2023	2022
Amounts recognized in profit or loss
Interest on lease liabilities	156	153	122
Expenses relating to short-term leases	339	119	50
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	26	22	13
Amounts recognized in the statement of cash flows
Total cash outflow of leases	1,193	1,065	828

Schedule of Development of Fixed Assets

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2023	7,631	527	8,158
Additions	2,154	143	2,297
Disposals	-58	-	-58
Reclassification	498	-498	-
As of Dec. 31, 2023	10,225	172	10,397
Additions	1,200	80	1,280
Disposals	-342	-	-342
Reclassification	172	-172	-
Effect of movements in exchange rates	13	-	13
As of Dec. 31, 2024	11,269	80	11,349

kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2023	-2,768	-	-2,768
Additions	-1,291	-	-1,291
Disposals	53	-	53
As of Dec. 31, 2023	-4,006	-	-4,006
Additions	-1,379	-	-1,379
Disposals	233	-	233
Effect of movements in exchange rates	-1	-	-1
As of Dec. 31, 2024	-5,154	-	-5,154

kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2023	4,863	527	5,389
As of Dec. 31, 2023	6,219	172	6,391
As of Dec. 31, 2024	6,115	80	6,195

Schedule of Other Investments and Other Assets	Other investments and other assets include the following:
kEUR	Dec. 31, 2024	Dec. 31, 2023
Other investments	5	5
Other assets	174	174
Total	179	179

Schedule of Inventories

Inventories include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Finished goods	15,245	15,010
Work in progress	9,402	7,003
Raw materials	53,010	30,995
Total	77,657	53,008

kEUR	Dec. 31, 2024	Dec. 31, 2023
Write-downs finished goods	-181	-1,700
Write-downs work in progress	-808	-626
Write-downs raw materials	-13,003	-11,563
Total	-13,991	-13,889

Schedule of Trade and Other Receivables

Trade and other receivables include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Trade receivables	9,900	15,285
Advanced payments	780	2,651
Other receivables financial	3,364	2,443
Deferred expenses and accrued income	624	686
Other receivables non-financial	308	166
Total	14,975	21,231

Schedule of Other Accrued Items	Other accrued items include the following:
kEUR	Dec. 31, 2024	Dec. 31, 2023
Day One Loss	12,392	-
Other accrued items related to lender warrants	1,055	-
Total	13,447	-

Schedule of Market Prices for Private Warrants

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value at initial recognition was determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

	September 3, 2024
Input	Reference	Second Shareholder Loan		Second Shareholder Loan plus
Spot price	1	USD	13.16	USD	13.16
Strike price	2	USD	6.20	USD	6.20
Expected term (years)	3		2		2
Risk free rate	4		4.73%		4.73%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		64.48%		64.48%
Number of warrants outstanding			2,500,001		4,800,002
Fair value per warrant		USD	8.22	USD	8.22

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (August 26, 2026),

4.	Interpolated 1.9-year constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Implied volatility observed through the public warrants traded price.
Input	Reference	Dec. 31, 2024		Dec. 31, 2023
Spot price	1	USD	15.51	USD	7.15
Strike price	2	USD	11.50	USD	11.50
Expected term (years)	3		1.98		2.98
Risk free rate	4		2.78%		4.01%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		55.41%		33.78%
Fair value per private warrant		USD	6.37	USD	0.81

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),

4.	Interpolated 1.98-year (December 31, 2023: 2.98) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Implied volatility observed through the public warrants traded price.
In consequence, the fair value is determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):
	Dec. 31, 2024
Input	Reference	First shareholder loan		Second shareholder loan		Second shareholder loan plus
Spot price	1	USD	15.51	USD	15.51	USD	15.51
Strike price	2	USD	3.00	USD	6.20	USD	6.20
Expected term (years)	3		0.34		1.63		1.63
Risk free rate	4		2.88%		3.45%		3.45%
Dividend yield	5		0.00%		0.00%		0.00%
Annual volatility	6		46.15%		46.58%		46.58%
Number of warrants outstanding			1,680,000		4,000,001		4,800,002
Fair value per warrant		USD	12.54	USD	9.71	USD	9.71

	Dec. 31, 2023
Input	Reference	First shareholder loan		Second shareholder loan
Spot price	1	USD	7.15	USD	7.15
Strike price	2	USD	3.00	USD	6.20
Expected term (years)	3		1.34		1.63
Risk free rate	4		4.60%		4.44%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		70.00%		70.00%
Number of warrants outstanding			1,716,667		1,500,000
Fair value per warrant		USD	4.55	USD	2.98

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, second shareholder loan: August 18, 2025, in 2024 amended to August 26, 2026, second shareholder loan plus: August 26, 2026),

4.	Interpolated 0.34-year (first shareholder loan; 2023: 1.34-year / 0.63-year (second shareholder loan; 2023: 1.63-year constant maturity US treasury rates /1.63-year (second shareholder loan plus),

5.	Assumed dividend yield of 0%,

6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatility of the guideline public companies.
In consequence, the prior year fair value was determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):
	Dec. 31, 2023
Input	Reference	6-month warrants		12-month warrants
Spot price	1	USD	7.15	USD	7.15
Strike price	2	USD	7.00	USD	8.00
Expected term (years)	3		0.49		0.99
Risk free rate	4		5.26%		4.80%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		70.00%		70.00%
Number of warrants outstanding			714,285		625,000
Fair value per warrant		USD	1.52	USD	1.78

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (6-month warrants: June 28, 2024, 12-month warrants: December 28, 2024),

4.	Interpolated 0.49-year (6-month warrants) / 0.99-year (12-months warrants) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatitlity of the guideline public companies.

Schedule of Cash and Cash Equivalents	Cash and cash equivalents include the following:
kEUR	Dec. 31, 2024	Dec. 31, 2023
Cash	1	2
Cash at banks	22,856	29,161
Total	22,858	29,162

Schedule of Development of Issued and Outstanding Shares

The development of issued and outstanding shares from January 01, 2022, to December 31, 2024, is shown in the table below.

in k units	2024	2023	2022
Outstanding as of Jan. 01	50,585	48,877	48,808
Capital increase	-	1,667	-
Exercise of warrants	1,376	-	-
Exercise of options	139	-	-
Share based compensation	262	41	69
Outstanding as of Dec. 31	52,362	50,585	48,877
Treasury shares	80	58	28
Issued and outstanding as of Dec. 31	52,442	50,642	48,905

Schedule of Financial Statements of Foreign Operations
kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital	5	4	4
Capital reserves	245,298	225,007	216,815
Other equity	1,044	106	45
Retained earnings	-191,198	-136,117	-117,211
Profit/Loss	-97,959	-55,081	-18,906
Equity attributable to shareholders of ADSE	-42,809	33,919	80,747
Total	-42,809	33,919	80,747

Schedule of the Reporting Date Warrant Liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Dec. 31, 2024
Public warrants	11,542,415	39,997
Private warrants	119,866	734
Warrants relating to shareholder loans	10,480,003	78,849
Warrants relating to capital increases	-	-
Total	22,142,284	119,581

As of December 31, 2023, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2023
Public warrants	7,187,486	5,243
Private warrants	4,475,000	3,280
Warrants relating to shareholder loans	3,216,667	11,114
Warrants relating to capital increases	1,339,285	1,989
Total	16,218,438	21,626

Schedule of Trade and Other Payables

Trade and other payables include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Trade payables	29,299	12,880
Sales tax liabilities	953	3,457
Accrued expenses	1,292	2,670
Trade payables due to related parties	2,601	2,300
Other payables non-financial	811	685
Other payables financial	215	198
Total	35,171	22,191

Schedule of Development of Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2024	9,103	10,983	12	626	20,725
Added	6,624	162	1	12	6,798
Unwind of discount	43	-	-	13	56
Utilized	-5,128	-2,369	-	-14	-7,512
Reversal	-3,719	-8,614	-	-16	-12,350
As of Dec. 31, 2024	6,922	162	13	620	7,717
Current	5,424	162	-	-	5,586
Non-current	1,498	-	13	620	2,132
Total	6,922	162	13	620	7,717

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2023	8,244	11	16	505	8,775
Added	6,434	10,973	-	197	17,604
Unwind of discount	14	-	-	7	21
Utilized	-5,576	-	-	-10	-5,586
Reversal	-14	-	-4	-73	-90
As of Dec. 31, 2023	9,103	10,983	12	626	20,725
Current	5,229	10,983	-	-	16,212
Non-current	3,875	-	12	626	4,513
Total	9,103	10,983	12	626	20,725

Schedule of Fair Value Disclosure

The fair value disclosure of lease liabilities is not required.

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023
Financial assets
Cash and cash equivalents	At amortized cost	3	22,858	22,858	29,162	29,162
Trade receivables (current)	At amortized cost	3	9,900	9,900	15,285	15,285
Other investments (non-current)	At amortized cost	3	5	5	5	5
Other financial receivables (current)	At amortized cost	3	3,358	3,358	2,439	2,439
Other financial receivables (non-current)	At amortized cost	3	6	6	4	4
Total			36,126	36,126	46,894	46,894

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023
Financial liabilities
Warrant liabilities - private	FVTPL	2	39,997	39,997	3,280	3,280
Warrant liabilities - public	FVTPL	1	734	734	5,243	5,243
Warrant liabilities - Shareholder loan	FVTPL	2	78,849	78,849	11,114	11,114
Warrant liabilities - Capital increase	FVTPL	2	-	-	1,989	1,989
Loans and borrowings (current)	At amortized cost	3	13,333	13,333	13,908	13,908
Trade payables (current)	At amortized cost	3	29,299	29,299	12,880	12,880
Trade payables due to related parties (current)	At amortized cost	3	2,601	2,601	2,300	2,300
Lease liabilities (non-current)	At amortized cost	3	2,336	-	2,580	-
Lease liabilities (current)	At amortized cost	3	1,144	-	853	-
Other payables financial (current)	At amortized cost	3	215	215	198	198
Total			168,510	165,030	54,347	50,913

Schedule of Measurement of Fair Values

Measurement of fair values as of March 31, 2022:

Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 18, 2022:

Measurement of fair values	3.7 years	2.7 years	1.7 years	0.7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of November 29, 2022:

Measurement of fair values	3.34 years	2.34 years	1.34 years	0.33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

For the following grant date, vesting had already started with the start of employment of several employees in 2022. However, the formal grant date is January 24, 2023. Measurement of fair values as of January 24, 2023:

Measurement of fair values	3.18 years	2.18 years	1.18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 05, 2023:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	3.74	3.29	2.28	1.59
Share price at grant date in USD	6.00	6.00	6.00	6.00
Exercise price in USD	6.00	6.00	6.00	6.00
Expected volatility in %	82.81%	81.30%	64.25%	62.66%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of April 15, 2024:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	5.19	4.60	4.29	2.90
Share price at grant date in USD	10.44	10.44	10.44	10.44
Exercise price in USD	10.44	10.44	10.44	10.44
Expected volatility in %	59.66%	60.65%	70.53%	66.12%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.34%	4.41%	4.62%	5.01%

Schedule of Cash Flows Arising from Financing Activities

Reconciliation of movements of liabilities to cash flows arising from financing activities

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2024	13,908	21,626	3,434	38,968
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	-	13,967	-	13,967
Proceeds from the exercise of warrants	-	9,260	-	9,260
Repayment of loans and borrowings	-11,225	-	-	-11,225
Repayment of lease liabilities	-	-	-996	-996
Interest paid	-1,018	-	-156	-1,174
Total changes from financing cash flows	-12,243	23,227	-1,152	9,832
Effect of changes in foreign exchange rates	845	6,660	8	7,513
Changes in fair value	-	65,895	-	65,895
Other changes *)	-96	2,173	-	2,077
Additions to lease liabilities	-	-	1,034	1,034
Interest accrued	10,919	-	156	11,075
Total liability-related other changes	10,919	-	1,190	12,109
Balance as of Dec. 31, 2024	13,333	119,581	3,480	136,394

*)	Other changes in Warrant liabilities include non-cash effective changes of kEUR -15,647 that are related to the exercise of warrants and increased equity and non-cash effective changes of kEUR 17,819 that are related to the shareholder loans and were recognized as day one losses.
kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2023	-	2,439	3,477	5,915
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	12,033	-	-	12,033
Proceeds from the issue of warrants	-	8,592	-	8,592
Repayment of loans and borrowings	-703	-	-	-703
Repayment of lease liabilities	-	-	-912	-912
Interest paid	-106	-	-153	-259
Total changes from financing cash flows	11,224	8,592	-1,065	18,751
Effect of changes in foreign exchange rates	-83	-264	8	-339
Changes in fair value	-	10,859	-	10,859
Other changes	-	-	-	-
Additions to lease liabilities	-	-	871	871
Interest accrued	2,767	-	144	2,911
Total liability-related other changes	2,767	-	1,015	3,782
Balance as of Dec. 31, 2023	13,908	21,626	3,434	38,968

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2022	7,522	12,767	2,066	22,355
Changes from financing cash flows
Repayment of loans and borrowings	-7,522	-	-	-7,522
Repayment of lease liabilities	-	-	-706	-706
Interest paid	-	-	-122	-122
Total changes from financing cash flows	-7,522	-	-828	-8,350
Changes in fair value	-	-10,329	-	-10,329
Other changes	-	-	-	-
Additions to lease liabilities	-	-	2,239	2,239
Total liability-related other changes	-	-	2,239	2,239
Balance as of Dec. 31, 2022	-	2,439	3,477	5,915

Schedule of Development of Loss Allowance	The following table shows the development of loss allowance.
kEUR	2024	2023
Allowance as of Jan. 01	134	393
Addition	197	134
Reversal	-134	-393
Allowance as of Dec. 31	197	134

Schedule of Trade Receivables, Contract Assets and Other Investments

In the following tables, the loss allowance as of December 31, 2024 and December 31, 2023 was determined as follows for trade receivables, contract assets and other investments.

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2024
Expected loss rate	1.41%	1.19%	0.00%	0.28%	12.14%	-
Gross carrying amount - trade receivables	5,590	3,716	53	142	595	10,096
Gross carrying amount - other investments	5	-	-	-	-	5
Gross carrying amount - contract assets	41	-	-	-	-	41
Loss allowance	-80	-44	0	0	-72	-197
Total	5,556	3,672	53	141	523	9,945

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2023
Expected loss rate	0.43%	0.99%	0.77%	0.12%	3.15%	-
Gross carrying amount - trade receivables	9,338	3,024	913	435	1,793	15,504
Gross carrying amount - other investments	5	-	-	-	-	5
Gross carrying amount - contract assets	-	-	-	-	-	-
Loss allowance	-40	-30	-7	-1	-56	-134
Total	9,302	2,995	906	435	1,737	15,375

Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities	The amounts are gross and undiscounted and include contractual interest payments:
kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	25,052	25,052	-	-
Lease liabilities	3,722	1,270	2,452	-
Trade payables	29,299	29,299	-	-
Trade payables due to related parties	2,601	2,601	-	-
Other payables	2,317	2,109	-	209
Total	62,992	60,331	2,452	209

The following table shows the remaining contractual maturities of ADSE’s financial liabilities as of December 31, 2023. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	19,317	19,317	-	-
Lease liabilities	3,718	983	2,735	-
Trade payables	12,880	12,880	-	-
Trade payables due to related parties	2,300	2,300	-	-
Other payables	3,553	3,384	-	169
Total	41,769	38,865	2,735	169

Schedule of Consolidated Profit / Equity

If the stock price of ADSE had been 7.5% higher or lower as of December 31, 2024, the consolidated profit / equity would change in the manner shown below:

	Variance	Effect on profit before tax / equity in KEUR	Variance	Effect on profit before tax / equity in KEUR
Warrants relating to shareholder loans	7.50%	-8,759	-7.50%	8,708
Private warrants	7.50%	-109	-7.50%	105

If the stock price of ADSE warrants had been 13.6% higher or lower as of December 31, 2024, the consolidated profit / equity would change in the manner shown below:

	Variance	Effect on profit before tax / equity in KEUR	Variance	Effect on profit before tax / equity in KEUR
Public warrants	13.60%	-5,440	-13.60%	5,440

Schedule of Appreciated or Depreciated

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2024 and 2023 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2024	OCI	Variance	Dec. 31, 2023
EUR/USD	+/-10.0%	-339/+414	-	+/-10.0%	-891/+1,090

If the EUR had appreciated or depreciated by 10.0% against the CHF as at December 31, 2024 and 2023 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2024	OCI	Variance	Dec. 31, 2023
EUR/CHF	+/-10.0%	-2/+2	-	+/-10.0%	-3/+3

RSU [member]
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Grants Under Share Based Payment

The following table shows the number and weighted average fair values (WAFV) of and movements in RSUs during the year:

	2024		2023
Program RSU	Number of RSUs	WAFV	Number of RSUs	WAFV
Awards outstanding January 1	288,189	7.35	195,977	7.90
Awards granted in the reporting period	341,163	10.62	268,000	6.05
Awards forfeited in the reporting period	-43,522	9.74	-81,335	7.90
Awards vested in the reporting period	-229,225	8.19	-94,453	7.99
Awards expired in the reporting period	-	-	-	-
Awards outstanding December 31	356,605	8.67	288,189	7.35

The following table shows the number and weighted average exercise prices (WAEP) of, and movements in stock options during the year:

	2024		2023
Program NQSO	Number of NQSO	WAEP	Number of NQSO	WAEP
Awards outstanding January 1	1,877,700	6.82	1,321,583	8.04
Awards granted in the reporting period	424,298	10.44	1,027,583	5.97
Awards forfeited in the reporting period	-251,279	5.81	-471,466	8.04
Awards exercised in the reporting period	-138,695	6.16	-	-
Awards expired in the reporting period	-	-	-	-
Awards outstanding December 31	1,912,024	7.68	1,877,700	6.82
Awards exercisable December 31	463,963	7.51	246,083	8.05